Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2023
Unique Logistics International, Inc. [Member]
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following on May 31, 2023, and May 31, 2022:

	May 31, 2023	May 31, 2022
Accrued salaries and related expenses	$1,938,111	$625,000
Accrued sales and marketing expense	768,713	2,383,500
Accrued professional fees	2,574,542	1,350,170
Accrued income tax	1,531,789	559,544
Accrued overdraft liabilities	—	681,058
Other accrued expenses and current liabilities	1,784,730	66,887
	$8,594,947	$5,666,159